UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



 /s/ Christine M. Smyth            Milwaukee, WI         8/6/03
------------------------          --------------       ----------
      (Signature)                  (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           68

Form 13F Information Table Value Total:   $  191,431 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

Marietta Investment Partners
FORM 13F
Managed Portfolios
30-Jun-03
                                                                                         Voting Authority
                                Title                                                    ----------------
                                  of              Value   Shares/ Sh/ Put/ Invsmt Otr
Name of Issuer                  class   CUSIP    (x$1000) Prn Amt Prn Call Dscrtn Mgrs   Sole   Shrd None
------------------------------  ----- ---------  -------  ------- --- ---- -----  ----  ------  ---- ----
3M CO.                          COM    88579Y101      363    2,814 SH        Sole          2,814
ABBOTT LABS                     COM    002824100    1,680   38,400 SH        Sole         38,400
AIR PRODS & CHEMS INC.          COM    009158106      822   19,754 SH        Sole         19,754
ALTRIA GROUP INC.               COM    02209s103      138    3,038 SH        Sole          3,038
AMERICAN INTL GROUP INC.        COM    026874107    9,579  173,590 SH        Sole        173,590
AMGEN INC.                      COM    031162100    7,362  111,642 SH        Sole        111,642
ANHEUSER BUSCH COS INC.         COM    035229103      599   11,733 SH        Sole         11,733
APACHE CORP.                    COM    037411105    4,202   64,579 SH        Sole         64,579
BANTA CORP.                     COM    066821109      211    6,525 SH        Sole          6,525
BERKSHIRE HATHAWAY INC. CL A    COM    084670108    1,378       19 SH        Sole             19
BP PLC                          COM    055622104      403    9,588 SH        Sole          9,588
BRIGGS & STRATTON CORP.         COM    109043109      430    8,508 SH        Sole          8,508
BRISTOL MYERS SQUIBB            COM    110122108      394   14,495 SH        Sole         14,495
CARDINAL HEALTH INC.            COM    14149Y108    1,614   25,101 SH        Sole         25,101
CHEVRONTEXACO CORP.             COM    166764100      271    3,760 SH        Sole          3,760
CISCO SYS INC.                  COM    17275R102    2,955  175,973 SH        Sole        175,973
CITIGROUP INC.                  COM    172967101    5,602  130,896 SH        Sole        130,896
COACH INC.                      COM    189754104    2,980   59,921 SH        Sole         59,921
COCA COLA CO.                   COM    191216100      375    8,075 SH        Sole          8,075
DELL COMPUTER CORP.             COM    247025109      970   30,457 SH        Sole         30,457
EMERSON ELEC CO.                COM    291011104      726   14,200 SH        Sole         14,200
EXPRESS SCRIPTS INC. CL A       COM    302182100      372    5,443 SH        Sole          5,443
EXXON MOBIL CORP.               COM    30231G102    2,477   68,979 SH        Sole         68,979
FASTENAL CO.                    COM    311900104      426   12,500 SH        Sole         12,500
FEDERAL NATL MTG ASSN           COM    313586109    1,464   21,712 SH        Sole         21,712
FIFTH THIRD BANCORP             COM    316773100      233    4,050 SH        Sole          4,050
FISERV INC.                     COM    337738108    9,268  259,905 SH        Sole        259,905
GALLAGHER ARTHUR J & CO.        COM    363576109    2,312   84,989 SH        Sole         84,989
GENERAL ELEC CO.                COM    369604103   10,002  348,743 SH        Sole        348,743
ILLINOIS TOOL WKS INC.          COM    452308109      793   12,050 SH        Sole         12,050
INTEL CORP.                     COM    458140100    5,801  278,781 SH        Sole        278,781
INTERNATIONAL BUSINESS MACHS    COM    459200101    4,021   48,744 SH        Sole         48,744
JOHNSON & JOHNSON               COM    478160104    6,719  129,959 SH        Sole        129,959
KIMBERLY CLARK CORP.            COM    494368103    1,195   22,918 SH        Sole         22,918
KOHLS CORP.                     COM    500255104    6,898  134,256 SH        Sole        134,256
LOWES COMPANIES                 COM    548661107    5,699  132,694 SH        Sole        132,694
MARSHALL & ILSLEY CORP.         COM    571834100    1,068   34,927 SH        Sole         34,927
MBNA CORP.                      COM    55262L100    4,380  210,163 SH        Sole        210,163
MEDTRONIC INC.                  COM    585055106   10,386  216,511 SH        Sole        216,511
MERCK & CO. INC.                COM    589331107    3,035   50,121 SH        Sole         50,121
MGIC INVT CORP WIS              COM    552848103      410    8,800 SH        Sole          8,800
MICROSOFT CORP.                 COM    594918104    7,574  295,379 SH        Sole        295,379
MOLEX INC. CL A                 COM    608554200    5,403  233,406 SH        Sole        233,406
NEWMONT MINING CORP.            COM    651639106      134    4,131 SH        Sole          4,131
OMNICOM GROUP                   COM    681919106    4,320   60,251 SH        Sole         60,251
PAYCHEX INC.                    COM    704326107    3,136  106,719 SH        Sole        106,719
PEPSICO INC.                    COM    713448108      334    7,506 SH        Sole          7,506
PFIZER INC.                     COM    717081103    7,993  234,067 SH        Sole        234,067
PROCTER & GAMBLE CO.            COM    742718109    4,192   47,011 SH        Sole         47,011
RIVIANA FOODS INC.              COM    769536103      242    9,000 SH        Sole          9,000
ROYAL DUTCH PETE CO. NY REG GLD COM    780257804    1,738   37,282 SH        Sole         37,282
SALOMON BROTHERS FD                    795477108      305   28,465 SH        Sole         28,465
SARA LEE CORP.                  COM    803111103      341   18,141 SH        Sole         18,141
SENSIENT TECH                   COM    81725t100      256   11,130 SH        Sole         11,130
SPDR TR UNIT SER 1                     78462F103      654    6,700 SH        Sole          6,700
STATE STREET CORP.              COM    857477103    7,204  182,851 SH        Sole        182,851
STRATTEC SEC CORP.              COM    863111100      235    4,422 SH        Sole          4,422
SYSCO CORP.                     COM    871829107    3,851  128,190 SH        Sole        128,190
TARGET CORP.                    COM    87612E106      658   17,400 SH        Sole         17,400
TEXAS INSTRUMENTS INC.          COM    882508104    4,001  227,302 SH        Sole        227,302
TRI CONTL CORP.                        895436103      500   33,831 SH        Sole         33,831
US BANCORP DEL COM NEW          COM    902973304    1,189   48,543 SH        Sole         48,543
UTSTARCOM INC.                  COM    918076100      535   15,000 SH        Sole         15,000
VERIZON COMMUNICATIONS          COM    92343V104    1,000   25,346 SH        Sole         25,346
WAL MART STORES INC.            COM    931142103    3,886   72,412 SH        Sole         72,412
WALGREEN CO.                    COM    931422109    5,431  180,432 SH        Sole        180,432
WELLS FARGO CO.                 COM    949746101    5,315  105,458 SH        Sole        105,458
ZIMMER HOLDINGS INC. W/I        COM    98956P102      991   22,002 SH        Sole         22,002
REPORT SUMMARY                   68               191,431